Statutory Results (Tables)	12 Months Ended
Dec. 31, 2012
Insurance [Abstract]
Statutory net income and surplus amounts
The statutory net income (loss) and surplus was as follows:

	For the years ended December 31,
	2012	2011	2010
Combined statutory net income (loss)	$927	$(669)	$208
Statutory capital and surplus	$5,016	$5,920	$5,832